REGISTRATION FILE NO. 333-56969
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------

                                    FORM S-6
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                              OF SECURITIES OF UNIT
                   INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                ---------------

                         POST-EFFECTIVE AMENDMENT NO. 19        [X]

                              MONY AMERICA VARIABLE
                                    ACCOUNT L
                              (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

        |X|  immediately upon filing pursuant to paragraph (b) of Rule 485.

        |_|  on ___________ pursuant to paragraph (b) of Rule 485.

        |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

        |_|  on              pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in Separate Account under flexible premium variable universal life insurance policies.
================================================================================

                                      NOTE

This Post Effective Amendment No. 19 ("PEA") to the Form S-6 Registration Statement File No. 333-56969 ("Registration Statement") of MONY Life Insurance Company of America and its MONY America Variable Account L is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUSES FOR
     MONY Custom Equity Master
     MONYEquity Master
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1. CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

   A. PORTFOLIO MERGERS

   The Board of Trustees of EQ Advisors Trust (the "Trust") has approved a form of Plan of Reorganization and Termination ("Reorganization Plan"), which provides for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the Trust (each, a "Merger" and collectively, the "Mergers"). Certain Portfolios may not be available under your contract.


--------------------------------------------------------------------------------
  Existing Portfolio                  Proposed Replacement Portfolio
--------------------------------------------------------------------------------
  EQ Advisors Trust
--------------------------------------------------------------------------------
  EQ/Bond Index                       EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Caywood-Scholl High Yield Bond   EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/Government Securities            EQ/Intermediate Government Bond Index
--------------------------------------------------------------------------------
  EQ/Long Term Bond                   EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Lord Abbett Mid Cap Value        EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/Van Kampen Real Estate           EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------

  The Reorganization Plan is subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the Existing Portfolios of the Trust are scheduled to be held on or about August 26, 2009 to vote on the Reorganization Plan. It is anticipated that, subject to shareholder approval, the effective date of the Reorganization will be on or about September 4, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective date of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective date of the Reorganization Plan, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.
   B. PORTFOLIO NAME AND SUBADVISER CHANGE

  Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio. This Portfolio is not available under MONY Variable Universal Life Policies.





MLOA Cust Eq./MONYEq. IF (SAR)                                          x02778

2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.


--------------------------------------------------------------------------------
                  Portfolio operating expenses expressed as an
                      annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio                                Lowest     Highest
Operating Expenses for 2008                           ------     -------
(expenses that are deducted                           0.28%      1.55%
from Portfolio assets
including management fees,
12b-1 fees, service fees
and/or other expenses)
--------------------------------------------------------------------------------

3. PORTFOLIOS OF THE TRUST

   The following information is added under "The Funds" in the Prospectus for MONY Custom Equity Master and The MONYEquity Master, and under "The Portfolios" in the Prospectus for "MONY Variable Universal Life", relating to the Proposed Replacement Portfolios. Certain Portfolios may not be available under your policy. See the Prospectus for more information.


------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Share Class    Objective                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/CORE BOND INDEX           Class IA       Seeks to achieve a total return          o SSgA Funds Management, Inc.
                                              before expenses that approximates
                                              the total return performance of the
                                              Barclays Capital U.S. Aggregate
                                              Bond Index ("Index"), including
                                              reinvestment of dividends, at a risk
                                              level consistent with that of the
                                              Index.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/EQUITY GROWTH PLUS        Class IB       Seeks to achieve long-term growth        o AXA Equitable
                                              of capital.
                                                                                       o BlackRock Capital Management, Inc.

                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/INTERMEDIATE GOVERNMENT   Class IA       Seeks to achieve a total return          o SSgA Funds Management, Inc.
    BOND INDEX                                before expenses that approximates
                                              the total return performance of the
                                              Barclays Capital Intermediate
                                              Government Bond Index ("Index"),
                                              including reinvestment of dividends,
                                              at a risk level consistent with that of
                                              the Index.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/MID CAP VALUE PLUS        Class IA       Seeks to achieve long-term capital       o AXA Equitable
                                              appreciation.
                                                                                       o SSgA Funds Management, Inc.

                                                                                       o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/QUALITY BOND PLUS         Class IB       Seeks to achieve high current income     o AllianceBernstein L.P.
                                              consistent with moderate risk to
                                              capital.                                 o AXA Equitable

                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

          MONY Custom Equity Master and MONYEquity Master are issued by
                     MONY Life Insurance Company of America.
                 Co-distributed by affiliates AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2009 MONY Life Insurance Company of America. All rights reserved.


                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under the Securities Act of 1933 and have duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 13th day of August, 2009.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on August 13, 2009.


                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America


By: /s/ Dodie Kent
   ---------------------
Dodie Kent, Attorney-in-Fact
Pursuant to Power of Attorney

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Depositor, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 13th day of August, 2009.


                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America


         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Lorie A. Slutsky
Denis Duverne               Peter Kraus                   Ezra Suleiman
Charlynn Goins              Scott D. Miller               Peter J. Tobin
Anthony J. Hamilton


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 13, 2009